COMPANY'S OPERATIONS - Effects arising from COVID 19 (Details) - Covid 19 R$ in Thousands	6 Months Ended
Jun. 30, 2020 BRL (R$) state item
Company Operations
Number of respirators acquired for donation	159
Number of masks acquired for donation	1,000,000
Disbursement for delivery of respirator | R$	R$ 9,584
Days for maintenance of 100% payroll	90 days
Number of communities supported	38
Rural and Territorial Development Program
Company Operations
Number of States Covered | state	5
Social Program
Company Operations
Number of masks acquired for donation	125,000
Number of States Covered | state	5
Disbursement for social actions | R$	R$ 48,024